Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income	CAD 3,640	CAD 3,538	CAD 3,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,225	1,158	1,050
Deferred income taxes	704	600	416
Gain on disposal of property	(76)	0	(80)
Changes in operating assets and liabilities:
Accounts receivable	(3)	188	(59)
Material and supplies	(2)	4	(51)
Accounts payable and other	(51)	(282)	0
Other current assets	21	46	5
Pensions and other, net	(256)	(112)	(67)
Net cash provided by operating activities	5,202	5,140	4,381
Investing activities
Property additions	(2,695)	(2,706)	(2,297)
Disposal of property	85	0	173
Change in restricted cash and cash equivalents	27	(60)	(15)
Other, net	(72)	(61)	(37)
Net cash used in investing activities	(2,655)	(2,827)	(2,176)
Financing activities
Issuance of debt	1,509	841	1,022
Repayment of debt	(955)	(752)	(822)
Net issuance (repayment) of commercial paper	137	451	(277)
Settlement of foreign exchange forward contracts on long-term debt	(21)	0	0
Issuance of common shares for stock options exercised	61	79	30
Withholding taxes remitted on the net settlement of equity settled awards	(44)	(2)	0
Repurchase of common shares	(1,992)	(1,742)	(1,505)
Purchase of common shares for settlement of other equity settled awards	(15)	(2)	0
Purchase of common shares by Share Trusts	(60)	(100)	0
Dividends paid	(1,159)	(996)	(818)
Net cash used in financing activities	(2,539)	(2,223)	(2,370)
Effect of foreign exchange fluctuations on US dollar-denominated cash and cash equivalents	15	11	3
Net increase (decrease) in cash and cash equivalents	23	101	(162)
Cash and cash equivalents, beginning of year	153	52	214
Cash and cash equivalents, end of year	CAD 176	CAD 153	CAD 52